Accrued Compensation and Related Expenses (Details) (USD $)	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Accrued salary and wages		$ 80,328	$ 85,554
Accrued paid time off		155,166	92,376
Accrued board of director fees		214,553	38,000
Other accrued obligations		4,241	1,502
Total accrued compensation and related expenses	$ 502,015	$ 454,288	$ 217,432